Investments in Companies Under Equity Method (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Investments in Companies Under the Equity Method

		2017 % of interests	December 31,
	Country / Head office		2017	2016	2015
			(In millions of US$)
Marine acquisition
CGG Eidesvik Ship Management AS	Norway / Bergen	49.0%	0.2	0.2	0.2
Eidesvik Seismic Vessels AS(1)	Norway / Bomlo	—	—	21.0	19.0
Gardline CGG Pte Ltd(2)	Singapore	—	—	—	7.7
Geo Ship Management Services SAS (formerly GeofieLD Ship Management Services SAS)(3)	France / Massy	—	—	—	(0.1)
Global Seismic Shipping AS(1)	Norway / Bomlo	50.0%	63.5	—	—
Oceanic Seismic Vessels AS(1)	Norway / Bomlo	—	—	27.0	25.4
PT Elnusa-CGGVeritas Seismic	Indonesia / Jakarta	49.0%	0.2	0.4	0.3
PTSC CGGV Geophysical Survey Limited	Vietnam / Vung Tau City	49.0%	—	9.6	18.9
Land and Multi-Physics acquisition
Argas	Saudi Arabia / Al-Khobar	49.0%	68.3	64.5	73.4
Seabed Geosolutions BV	The Netherlands /Amsterdam	40.0%	60.1	67.5	53.4
Veri-Illuq Geophysical Ltd.	Canada / Calgary	49.0%	(0.1)	(0.1)	(0.1)
Yamoria Geophysical Ltd.	Canada / Calgary	49.0%	(0.3)	(0.3)	(0.3)
GGR
Petroleum Edge Limited	UK / London	50.0%	(2.3)	(1.1)	—
Reservoir Evaluation Services LLP(4)	Kazakhstan / Almaty	49.0%	3.1	1.8	2.9

Investments in companies under the equity method			192.7	190.5	200.7

(1)

On April, 2017, CGG entered into agreements with Eidesvik, the lenders under our Nordic credit facility and the lenders under the credit facilities of “ESV” and “OSV” for the implementation of a new ownership set up for our seismic fleet, through the creation of Global Seismic Shipping AS (“GSS”) company. This new company, “GSS”, holds 100% stake in “ESV” and “OSV” (see note 2).

(2)	On March 24, 2016, CGG sold its 49% stake in Gardline CGG Pte Ltd.
(3)	On June 13, 2016, CGG bought the remaining 50% stake in GeofieLD Ship Management Services SAS. Shortly after, the company was renamed Geo Ship Management Services SAS.
(4)	On February 23, 2017, CGG acquired an additional 13% stake in Reservoir Evaluation Services LLP.

Summary of Variations of Investments in Companies Under Equity Method

The variation of “Investments in companies under equity method” is as follows:

	December 31,
	2017	2016	2015
	(In millions of US$)
Balance at beginning of period	190.5	200.7	137.7
Change in consolidation scope	23.6	(8.6)	4.9
Investments made during the year	0.7	19.0	40.0
Equity in income	(20.1)	(8.2)	21.4
Dividends received during the period, reduction in share capital	(2.0)	(13.0)	(5.1)
Change in exchange rate and other	—	0.6	1.8

Balance at end of period	192.7	190.5	200.7

Summary of Main Contributive Of Investments in Companies Under Equity Method

The following tables illustrate summarized financial information as of December 31, 2017 of the main contributive entities operating in the Land and Marine acquisition business:

	Argas	Global Seismic Shipping AS	Seabed Geosolutions BV
	(In millions of US$)
Revenue	131.9	19.6	89.9
Depreciation and amortization	(31.7)	(23.7)	(23.7)
Cost of financial debt	(0.4)	(11.9)	(0.9)
Tax income (expense)	(1.3)	—	(1.5)
Net income (loss)	11.3	(17.1)	(18.7)

Cash and cash equivalents	38.2	24.1	(0.9)
Current assets	52.2	1.8	41.5
Total non-current assets	99.2	457.6	209.8
Current financial liabilities	—	13.2	—
Current liabilities	31.2	0.7	47.7
Non-current financial liabilities	—	342.7	5.2
Non-current liabilities	14.4	—	0.2
Equity	144.0	126.9	197.3

Dividends paid to CGG	—	—	—

Summary of Investments in Companies under Equity Method

Reconciliation of the summarized financial information above with the carrying amount of the main contributive entities in our statement of financial position and with our share of income as of December 31, 2017 is as follows:

	Argas	Global Seismic Shipping AS	Seabed Geosolutions BV	Other entities	Total
	(In millions of US$)
Equity of main contributive entities	144.0	126.9	197.3
% of interest	49%	50%	40%
% of equity of main contributive entities	70.6	63.5	78.9
Adjustments and eliminations	(2.3)	—	(18.8)

Investments in companies under the equity method	68.3	63.5	60.1	0.8	192.7

Summary of Share of Income (Loss) in Companies Accounted for under Equity Method

	Argas	Global Seismic Shipping AS	Seabed Geosolutions BV	Other entities	Total
	(In millions of US$)
Net income of main contributive entities	11.3	(17.1)	(18.7)
% of interest	49%	50%	40%
% of income of main contributive entities	5.5	(8.6)	(7.5)
Adjustments and eliminations	(1.7)	0.1	—

Share of income (loss) in companies accounted for under the equity method	3.8	(8.5)	(7.5)	(7.9)	(20.1)